Expenses by Nature - Detailed Information about Expenses by Nature (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of expenses [line items]
Salaries and social security taxes	$ 26,847	$ 18,403	$ 14,773
Fees and compensation for services	6,210	3,839	3,212
Other personnel expenses	6,212	4,110	3,299
Taxes, charges and contributions	9,563	6,642	5,642
Royalties, easements and canons	31,813	17,692	17,178
Insurance	1,583	974	1,167
Rental of real estate and equipment	9,801	6,243	5,636
Survey expenses	848	214	501
Depreciation of property, plant and equipment	87,569	53,512	44,752
Amortization of intangible assets	1,749	838	717
Industrial inputs, consumable materials and supplies	11,379	5,956	5,859
Operation services and other service contracts	16,676	13,449	11,574
Preservation, repair and maintenance	32,695	21,126	17,423
Unproductive exploratory drillings	3,331	1,400	2,050
Transportation, products and charges	22,333	14,702	11,925
Provision for doubtful trade receivables	353	28	169
Publicity and advertising expenses	1,929	1,154	1,199
Fuel, gas, energy and miscellaneous	10,764	6,287	5,492
Total	281,655	176,569	152,568
Production costs [Member]
Disclosure of expenses [line items]
Salaries and social security taxes	18,908	12,548	10,228
Fees and compensation for services	1,772	1,159	1,037
Other personnel expenses	5,313	3,493	2,773
Taxes, charges and contributions	3,634	2,215	1,861
Royalties, easements and canons	31,677	17,630	17,114
Insurance	1,335	840	1,037
Rental of real estate and equipment	8,983	5,710	5,097
Depreciation of property, plant and equipment	83,700	51,607	43,077
Amortization of intangible assets	1,497	688	499
Industrial inputs, consumable materials and supplies	11,126	5,813	5,732
Operation services and other service contracts	14,973	12,033	10,494
Preservation, repair and maintenance	31,141	20,204	16,710
Transportation, products and charges	12,714	8,724	6,952
Fuel, gas, energy and miscellaneous	7,567	4,759	4,464
Total	234,340	147,423	127,075
Administrative expenses [Member]
Disclosure of expenses [line items]
Salaries and social security taxes	4,867	3,537	2,642
Fees and compensation for services	3,534	2,118	1,686
Other personnel expenses	571	374	347
Taxes, charges and contributions	275	255	382
Insurance	130	49	41
Rental of real estate and equipment	24	15	32
Depreciation of property, plant and equipment	1,758	771	714
Amortization of intangible assets	222	125	186
Industrial inputs, consumable materials and supplies	59	35	33
Operation services and other service contracts	372	268	242
Preservation, repair and maintenance	620	382	343
Transportation, products and charges	4	17	9
Publicity and advertising expenses	951	545	344
Fuel, gas, energy and miscellaneous	535	245	125
Total	13,922	8,736	7,126
Selling expenses [Member]
Disclosure of expenses [line items]
Salaries and social security taxes	2,592	1,988	1,615
Fees and compensation for services	883	544	436
Other personnel expenses	278	194	140
Taxes, charges and contributions	5,626	4,172	3,399
Royalties, easements and canons	64	31	25
Insurance	118	85	89
Rental of real estate and equipment	766	518	505
Depreciation of property, plant and equipment	2,111	1,134	961
Amortization of intangible assets	30	25	32
Industrial inputs, consumable materials and supplies	172	83	76
Operation services and other service contracts	1,302	905	713
Preservation, repair and maintenance	886	458	338
Transportation, products and charges	9,615	5,961	4,964
Provision for doubtful trade receivables	353	28	169
Publicity and advertising expenses	978	609	855
Fuel, gas, energy and miscellaneous	2,153	1,219	895
Total	27,927	17,954	15,212
Exploration expenses [Member]
Disclosure of expenses [line items]
Salaries and social security taxes	480	330	288
Fees and compensation for services	21	18	53
Other personnel expenses	50	49	39
Taxes, charges and contributions	28
Royalties, easements and canons	72	31	39
Rental of real estate and equipment	28		2
Survey expenses	848	214	501
Industrial inputs, consumable materials and supplies	22	25	18
Operation services and other service contracts	29	243	125
Preservation, repair and maintenance	48	82	32
Unproductive exploratory drillings	3,331	1,400	2,050
Fuel, gas, energy and miscellaneous	509	64	8
Total	$ 5,466	$ 2,456	$ 3,155